UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06659 )

Exact name of registrant as specified in charter: Putnam Tax Free Health Care Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments:

Putnam Tax-Free Health Care Fund

The fund's portfolio
2/28/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
COP -- Certificate of Participation
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.9%)(a)

	Rating(RAT)	Principal amount	Value

Alabama (0.1%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/35	B/P	$250,000	$261,180

Arizona (2.1%)
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 7/8s, 12/1/20 (Prerefunded)	BBB	600,000	676,590
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	600,000	667,626
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	534,265
Maricopa Cnty., School Dist. G.O. Bonds (No. 006
Washington Elementary), Ser. B, FSA, 5 3/8s, 7/1/13	Aaa	490,000	537,020
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	975,000	1,073,621
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	500,000	541,600
			4,030,722

Arkansas (0.8%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	1,000,000	1,100,600
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/11	Baa2	500,000	518,995
			1,619,595

California (4.8%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	1,250,000	1,321,200
(Cedars Sinai Med. Ctr.), 5s, 11/15/15	A2	250,000	268,573
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A,
5 1/4s, 5/1/20 (Prerefunded)	Aaa	1,100,000	1,197,064
CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds
(Kaiser Permanente), Ser. C, 3.85s, 6/1/12	A+	1,750,000	1,749,913
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	4,000,000	44,000
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	500,000	509,525
Duarte, COP, Ser. A, 5 1/4s, 4/1/31	A-	300,000	309,234
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), 5 7/8s, 7/1/26	A3	1,600,000	1,793,008
Riverside Cnty., Asset Leasing Corp. Leasehold Rev.
Bonds (Riverside Cnty. Hosp.), MBIA, zero %, 6/1/25	Aaa	4,000,000	1,811,720
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	Baa1	250,000	271,358
			9,275,595

Colorado (3.9%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	125,000	132,346
(Hosp. Impt. - NCMC, Inc.), FSA, 5 3/4s, 5/15/19
(Prerefunded)	Aaa	3,000,000	3,161,190
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	100,000	107,568
(Evangelical Lutheran), 5 1/4s, 6/1/19	A3	60,000	64,732
(Evangelical Lutheran), 5s, 6/1/16	A3	1,000,000	1,056,750
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	630,000	690,146
6 3/8s, 12/15/30 (Prerefunded)	A3	620,000	683,556
Denver, Hlth. & Hosp. Auth. Hlth. Care Rev. Bonds,
Ser. A, 5 3/8s, 12/1/28	BBB	1,500,000	1,522,545
			7,418,833

Connecticut (0.4%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	802,208

District of Columbia (0.7%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 5/15/40	BBB	460,000	500,181
6 1/4s, 5/15/24	Baa2	710,000	757,236
			1,257,417

Florida (3.3%)
FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, 5 3/4s, 1/1/37	Aa1	1,000,000	1,073,460
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded)	A2	1,000,000	1,108,920
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,000,000	1,025,740
Lee Cnty., Indl. Dev. Auth. Hlth. Care Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	300,000	308,403
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	Ba1	500,000	551,435
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care), U.S. Govt. Coll., 5 3/4s, 12/1/32
(Prerefunded)	A2	1,340,000	1,483,702
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist
Hlth.), 5 1/4s, 11/15/33	Aa3	750,000	790,380
			6,342,040

Georgia (0.7%)
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	1,000,000	1,137,230
GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. Y, AMBAC,
U.S. Govt. Coll., 6.4s, 1/1/13 (Prerefunded)	Aaa	110,000	121,752
			1,258,982

Hawaii (0.2%)
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 3.2s, 1/1/09	Aaa	360,000	354,755

Idaho (0.3%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	555,000	559,940

Illinois (4.0%)
IL Hlth. Fac. Auth. Rev. Bonds
(Children's Memorial Hosp.), Ser. A, AMBAC, 5 3/4s,
8/15/25 (Prerefunded)	Aaa	2,000,000	2,114,660
(West Suburban Hosp.), Ser. A, 5 3/4s, 7/1/15
(Prerefunded)	AA-/F	1,000,000	1,055,030
(Hosp. Sisters Svcs., Inc.), Ser. A, MBIA, 5 1/4s,
6/1/08	Aaa	4,000,000	4,072,720
IL Hsg. Dev. Auth. Rev. Bonds (Homeowner Mtge.), Ser.
C-1
3.45s, 2/1/11	Aa2	200,000	199,206
3 3/8s, 8/1/10	Aa2	290,000	286,401
			7,728,017

Indiana (2.5%)
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	Aaa	3,000,000	3,193,980
IN Hlth. Fac. Fin. Auth. Hosp. Rev. Bonds (St.
Francis), Ser. A, MBIA
5 3/8s, 11/1/27 (Prerefunded)	Aaa	700,000	721,854
5 3/8s, 11/1/27 (Prerefunded)	Aaa	300,000	309,366
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	AA	500,000	532,130
			4,757,330

Iowa (1.7%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
(Care Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	1,285,000	1,576,746
(Genesis Med Ctr), 6 1/4s, 7/1/25	A1	1,500,000	1,609,710
			3,186,456

Kansas (0.8%)
Lawrence, Hosp. Rev. Bonds (Lawrence Memorial Hosp.),
5 1/4s, 7/1/21	A3	250,000	270,463
Lenexa, Hlth. Care Rev. Bonds (LakeView Village), Ser.
C, 6 7/8s, 5/15/32	BB+	500,000	541,595
Salina, Hosp. Rev. Bonds (Salina Regl. Hlth.)
5s, 10/1/23	A1	500,000	529,900
5s, 10/1/16	A1	210,000	226,006
			1,567,964

Kentucky (0.6%)
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 5/8s, 10/1/28 (Prerefunded)	AAA/P	885,000	981,120
6 5/8s, 10/1/28	A-/F	245,000	266,876
			1,247,996

Louisiana (0.4%)
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20	B-/P	690,000	710,831

Maine (1.9%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
Ser. C, FSA, 5 3/4s, 7/1/30	Aaa	1,500,000	1,605,090
Ser. B, FSA, 4.6s, 7/1/09	AAA	1,930,000	1,967,789
			3,572,879

Maryland (0.2%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/14	A3	345,000	381,894

Massachusetts (5.1%)
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	130,000	140,577
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15	Ba1	725,000	895,469
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	750,000	828,413
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	250,000	276,108
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	900,000	986,940
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,000,000	1,094,020
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	1,350,000	1,477,170
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,064,430
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	350,000	362,751
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/09	BBB-	1,135,000	1,159,936
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	500,000	512,625
(Partners Healthcare Syst.), Ser. F, 5s, 7/1/22	Aa2	1,000,000	1,068,680
			9,867,119

Michigan (5.2%)
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	125,000	132,388
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp. OB Group), Ser. A, 5 3/4s, 9/1/17	Ba2	1,000,000	1,019,200
Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson
Methodist Hosp.), Ser. A, MBIA, 5s, 10/15/08	Aaa	2,000,000	2,040,220
MI State Hosp. Fin. Auth. Rev. Bonds
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A2	1,250,000	1,362,263
(Sparrow Hosp.), 5 5/8s, 11/15/31	A1	2,000,000	2,132,200
(Oakwood Oblig. Group), 5 1/2s, 11/1/17	A2	1,000,000	1,080,160
Ser. A, 5s, 4/15/26	A1	930,000	978,602
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25	BBB	500,000	515,560
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	770,000	768,445
			10,029,038

Minnesota (0.9%)
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran), 6s, 2/1/27	A3	750,000	815,715
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/25	Baa3	250,000	279,773
Winona, Hlth. Care Fac. Rev. Bonds, Ser. A, 6s, 7/1/34	BBB	500,000	541,515
			1,637,003

Mississippi (0.2%)
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	295,000	304,942

Missouri (6.4%)
Jackson Cnty., Special Oblig. Rev. Bonds (Harry S.
Truman Sports Complex), AMBAC, 5s, 12/1/22	Aaa	1,000,000	1,089,210
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.)
5 1/4s, 5/15/32	Aa2	1,500,000	1,584,195
5 1/4s, 5/15/17	Aa2	2,000,000	2,146,060
MO State Hlth. & Edl. Fac. Auth. VRDN (Cox Hlth.
Syst.), AMBAC, 3.67s, 6/1/22	VMIG1	3,300,000	3,300,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	355,000	368,096
(Single Fam. Homeowner Loan), Ser. A-2, GNMA Coll.,
6.3s, 3/1/30	AAA	295,000	302,434
(Single Fam. Home Ownership Loan), Ser. B, GNMA Coll.,
FNMA Coll., 5.8s, 9/1/35	AAA	1,855,000	1,981,326
(Single Fam. Homeowner Loan), Ser. C, GNMA Coll., FNMA
Coll., 5.6s, 9/1/35	AAA	455,000	481,249
(Single Fam. Home Ownership Loan), Ser. D, GNMA Coll.,
FNMA Coll., 5.55s, 9/1/34	Aaa	640,000	654,125
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds
(Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA
Coll., 6 3/4s, 3/1/34	AAA	345,000	361,998
			12,268,693

New Hampshire (2.7%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	1,000,000	1,017,410
(Lakes Region Hosp. Assn.), 5 3/4s, 1/1/08
(Prerefunded)	BBB-/P	125,000	127,100
NH Hlth. and Edl. Fac. Auth. Hosp. Rev. Bonds (Concord
Hosp.), FGIC, 5s, 10/1/24	Aaa	2,900,000	3,091,652
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day
Hlth. Syst.), Ser. A, 7s, 10/1/29	BBB-/P	900,000	948,690
			5,184,852

New Jersey (3.9%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, 7 1/4s, 11/15/31
(Prerefunded)	AAA/P	1,000,000	1,155,360
(Seabrook Village), 5 1/4s, 11/15/26	BB-/P	140,000	144,182
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30	Baa3	750,000	825,113
Ser. A, AMBAC, 6s, 7/1/12	Aaa	2,000,000	2,212,120
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/26	A-	750,000	793,470
(South Jersey Hosp.), 5s, 7/1/26	Baa1	1,100,000	1,155,110
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	2,400,000	1,156,320

			7,441,675

New Mexico (2.0%)
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	320,000	329,078
U. of NM Rev. Bonds
(Hosp. Mtg.), FSA, FHA Insd., 5s, 1/1/24	Aaa	2,000,000	2,115,340
FSA, 5s, 1/1/11	Aaa	1,290,000	1,346,850
			3,791,268

New York (9.5%)
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.)
5 3/4s, 7/1/15	BB	305,000	314,815
5s, 7/1/10	BB	180,000	182,239
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.), Ser. C, 5 5/8s, 11/1/10	A3	505,000	516,347
NY City, G.O. Bonds
Ser. J/J-1, 5s, 6/1/21	AA-	250,000	269,138
Ser. I-1, 5s, 4/1/19	AA-	200,000	215,718
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	635,000	665,937
NY State Dorm. Auth. Rev. Bonds
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	600,000	638,766
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	750,000	801,450
Ser. B, 5 1/4s, 11/15/29	AAA	1,000,000	1,073,560
(Hosp. Insd. Mtg.), Ser. A, FSA, 5 1/4s, 8/15/12	Aaa	6,000,000	6,454,680
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	250,000	260,615
(Albany), Ser. A-1, FSA, FHA Insd., 5s, 2/15/14	Aaa	2,475,000	2,664,115
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Baa2	430,000	435,461
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	BB-/P	750,000	795,255
Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. A, 5s, 12/1/13	BBB+	370,000	386,972
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Jefferson's Ferry), Ser. A, 7 1/4s,
11/1/28 (Prerefunded)	AAA	1,000,000	1,109,240
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds, 5s, 6/1/26	BBB	1,000,000	1,022,970
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	500,000	538,795
			18,346,073

North Carolina (1.7%)
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	500,000	523,010
(Pines at Davidson), Ser. A, 5s, 1/1/15	A-/F	635,000	679,456
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. Givens Estates), Ser. A, 6 1/2s, 7/1/32	BB-/P	750,000	809,415
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	250,000	258,530
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,000,000	1,083,050
			3,353,461

North Dakota (0.6%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24	Baa2	1,000,000	1,104,580

Ohio (3.5%)
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	AA-	1,250,000	1,389,088
Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Care
Refurbish & Impt.), Ser. A, 5 1/4s, 10/1/33	Aa3	750,000	788,948
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.), 5 1/4s, 5/15/14	A-	1,350,000	1,444,068
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. A, 5s, 5/1/30	AA	1,500,000	1,575,315
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,000,000	1,098,540
OH State Wtr. Dev. Auth. Poll. Control Fac. Rev.
Bonds, 6.1s, 8/1/20	Baa2	500,000	514,065
			6,810,024

Oklahoma (0.6%)
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	525,000	553,581
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll.,
7.1s, 9/1/26	Aaa	265,000	274,137
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	240,000	252,235
			1,079,953

Pennsylvania (7.0%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC
Hlth.), Ser. B, MBIA, 6s, 7/1/24	Aaa	2,210,000	2,726,963
Blair Cnty., Hosp. Auth. Rev. Bonds (Altoona Hosp.),
Ser. A, AMBAC, 4.7s, 7/1/08	Aaa	1,500,000	1,520,085
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.3s, 1/1/14	BB/P	250,000	256,013
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 1/4s, 7/1/24 (Prerefunded)	AAA/P	500,000	592,960
College Twp., Indl. Dev. Auth. Rev. Bonds (Nittany
Valley Rehab. Hosp.), 7 5/8s, 11/1/07 (Prerefunded)	AAA/P	405,000	415,384
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),

5 1/2s, 3/15/26 (Prerefunded)	AA-	250,000	276,645
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds
(St. Luke's Hosp. - Bethlehem), 5 3/8s, 8/15/33
(Prerefunded)	Baa1	750,000	820,530
(Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s,
7/1/32	A1	2,000,000	2,112,540
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 6s, 1/1/43	BBB+	375,000	404,959
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	701,513	1,403
(Children's Hosp. of Philadelphia), Ser. A, 4 1/2s,
7/1/33	Aa2	500,000	499,970
Philadelphia, Hosp. & Higher Edl. Fac. Auth. Hosp.
Rev. Bonds (Graduate Hlth. Syst.), Ser. B, 6 1/4s,
7/1/13 (In default) (NON)	D/P	545,925	1,092
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A	1,450,000	1,578,876
Washington Cnty., Hosp. Auth. Rev. Bonds (Monongah Ela
Vy Hosp.), 6 1/4s, 6/1/22	A3	1,250,000	1,361,488
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	538,860
York Cnty., Indl. Dev. Auth. 1st Mtge. Hlth. Fac. Rev.
Bonds (Rehab. Hosp. of York), 7 1/2s, 9/1/07
(Prerefunded)	AAA/P	340,000	346,331
			13,454,099

Puerto Rico (0.1%)
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	BBB	200,000	216,492

South Carolina (2.1%)
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37	A2	1,000,000	1,079,570
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	500,000	569,510
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	800,000	915,408
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,115,000	1,258,668
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	135,000	152,395
			3,975,551

South Dakota (1.2%)
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prairie Lakes), 5.65s, 4/1/22	Baa1	1,250,000	1,297,100
(Sioux Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s,
11/1/31	A1	1,000,000	1,080,900
			2,378,000

Tennessee (0.9%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	BBB+	1,250,000	1,455,213
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	350,000	366,146
			1,821,359

Texas (8.0%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A, 7s, 11/15/33	BB/P	715,000	780,122
Georgetown, Hlth. Fac. Dev. Corp. Rev. Bonds
(Georgetown Hlth. Care Syst.), 6 1/4s, 8/15/29
(Prerefunded)	AAA/P	900,000	970,263
Harris Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds
(Christus Hlth.), Ser. A, MBIA
5 1/2s, 7/1/09	Aaa	1,760,000	1,828,974
5 1/2s, 7/1/09 (Prerefunded)	Aaa	240,000	249,950
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds
(Memorial Hermann Hlth. Care Syst.), Ser. A, 5 1/4s,
12/1/18	A+	700,000	752,395
Lubbock, Hlth. Fac. Dev. Rev. Bonds (St. Joseph Hlth.
Syst.), FSA, 5 1/4s, 7/1/09	Aaa	3,535,000	3,635,783
Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial
Hlth. Syst. of East TX), 5.7s, 2/15/28 (Prerefunded)	AAA/P	1,450,000	1,505,347
Montgomery Cnty., G.O. Bonds, Ser. A, FSA, 5s, 3/1/21	Aaa	1,750,000	1,887,883
Tarrant Cnty., Hosp. Dist. Rev. Bonds, MBIA, 5 1/2s,
8/15/19	Aaa	1,870,000	2,031,680
Waco, Hlth. Fac. Dev. Corp. Mtge. Rev. Bonds
(Hillcrest Hlth. Care Syst.), Ser. A, MBIA, FHA Insd.,
5s, 8/1/31	Aaa	1,700,000	1,802,000
			15,444,397

Utah (1.0%)
Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s,
5/15/20 (Prerefunded)	AAA	2,000,000	2,002,320

Vermont (0.4%)
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s,
5/1/29	Aaa	825,000	831,377

Virginia (1.9%)
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	750,000	801,570
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 10/1/22	BBB-	400,000	420,168

Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	1,500,000	1,614,660
Stafford Cnty., Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Medicorp. Hlth. Syst.), 5 1/4s, 6/15/25	A3	750,000	804,578
			3,640,976

Washington (1.6%)
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,
6/1/26	BBB	1,450,000	1,592,057
WA State Hlth. Care Fac. Auth. Rev. Bonds
(Group Hlth. Coop), Radian Insd., 5s, 12/1/22	AA	425,000	454,023
(Kadlec Med. Ctr.), Ser. A, 5s, 12/1/21	AAA	1,000,000	1,070,780
			3,116,860

West Virginia (0.4%)
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	725,000	745,126

Wisconsin (2.7%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 7s, 6/1/28	BBB	1,000,000	1,112,480
WI State Hlth. & Edl. Fac. Rev. Bonds (Aurora Med.
Group Inc.), FSA, 6s, 11/15/09	Aaa	3,330,000	3,522,740
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Ascension
Hlth. Credit), Ser. A, 5s, 11/15/31	Aa2	560,000	592,598
			5,227,818

TOTAL INVESTMENTS

Total investments (cost $181,829,193) (b)			$190,407,690

NOTES

(a) Percentages indicated are based on net assets of $192,534,149.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $181,820,757, resulting in gross unrealized appreciation and depreciation of $10,126,311 and $1,539,378, respectively, or net unrealized appreciation of $8,586,933.

(NON) Non-income-producing security.

(F) Security is valued at fair value following procedures approved by the Trustees.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentration greater than 10% at February 28, 2007 (as a percentage of net assets):
Health care	86.5%
The fund had the following insurance concentration greater than 10% at February 28, 2007 (as a percentage of net assets):
FSA	15.4%

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Health Care Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: April 27, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 27, 2007